Shareholders' Equity - Schedule of Key Inputs used in Option Pricing Model to Calculate the Value of Warrants (Details) - 12 months ended Dec. 31, 2024	EUR (€)	$ / shares
HP Warrant [Member]
Schedule of Key Inputs used in Option Pricing Model to Calculate the Value of Warrants [Line Items]
Volatility	139.93%
Expected term in years	5
Dividend rate	0.00%
Risk-free interest rate	4.50%
Hurdle price (in Dollars per share)
Exercise price (in Dollars per share)		1.65
Share price (in Dollars per share)		1.29
Fair value of warrant on grant date (in Euro) | €	€ 14,779
Bevil Warrant [Member]
Schedule of Key Inputs used in Option Pricing Model to Calculate the Value of Warrants [Line Items]
Volatility	139.93%
Expected term in years	4
Dividend rate	0.00%
Risk-free interest rate	4.20%
Hurdle price (in Dollars per share)
Exercise price (in Dollars per share)		0.01
Share price (in Dollars per share)		0.62
Fair value of warrant on grant date (in Euro) | €	€ 136,591
QIND Warrant #1 [Member]
Schedule of Key Inputs used in Option Pricing Model to Calculate the Value of Warrants [Line Items]
Volatility	80.00%
Expected term in years	5
Dividend rate	0.00%
Risk-free interest rate	3.00%
Hurdle price (in Dollars per share)
Exercise price (in Dollars per share)		0.58
Share price (in Dollars per share)		0.49
Fair value of warrant on grant date (in Euro) | €	€ 56,602
QIND Warrant #2 [Member]
Schedule of Key Inputs used in Option Pricing Model to Calculate the Value of Warrants [Line Items]
Volatility	80.00%
Expected term in years	5
Dividend rate	0.00%
Risk-free interest rate	3.00%
Hurdle price (in Dollars per share)
Exercise price (in Dollars per share)		3.5
Share price (in Dollars per share)		$ 0.61
Fair value of warrant on grant date (in Euro) | €	€ 8,854